UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE
            Report for the Calendar Year or Quarter Ended:    September 30, 2012
                                                               -----------------

Check here if Amendment [  ];            Amendment Number:     -----------------

This Amendment (check only one):     [  ] is a restatement
                                     [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:        Mawer Investment Management Ltd.
Address:     603 Seventh Avenue S. W., Suite 900
             Calgary, Alberta, Canada T2P 2T5

Form 13F File Number: 028-14623
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Michael Mezei
Title:    President and Chief Compliance Officer
Phone:    403-774-4183

Signature, Place and Date of Signing:

/s/ Michael Mezei           Calgary, Canada            November 14, 2012
-----------------           ---------------            -----------------
  [Signature]                [City, State]                [Date]

Report Type (Check only one)

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               0
                                         ---------------
Form 13F Information Table Entry Total:         69
                                         ---------------
Form 13F Information Table Value Total:     $1,753,193
                                         ---------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                        MAWER INVESTMENT MANAGEMENT LTD.
                       SEPT 30, 2012 US SECURITY HOLDINGS
                 FIRM TOTALS FOR SEC FORM 13F QUARTERLY FILING


                                                                MV $US             SH/ PUT/              OTHER    VOTING AUTHORITY
NAME OF ISSUER                    CLASS OF SECURITY  CUSIP     (1000's)  QUANTITY  PRN CALL  DISCRETION  MANAGER  SOLE  SHARED  NONE
-------------------------         -----------------  --------- --------  --------  --- ----  ----------  -------  ----  ------  ----
ACTUANT CORPORATION               CL A               00508X203  15,087    527,150  SH  N/A      SOLE              SOLE
ADMINISTRADORA DE FONDOS DE
 PENSIONES PROVIDA SA ADR         ADR                00709P108     997     10,900  SH  N/A      SOLE              SOLE
AFLAC INC                         ORDINARY SHARES    001055102   7,365    153,825  SH  N/A      SOLE              SOLE
AMETEK INC                        ORDINARY SHARES    031100100  25,152    709,502  SH  N/A      SOLE              SOLE
AMTRUST FINANCIAL SERVICES        ORDINARY SHARES    032359309  33,324  1,300,690  SH  N/A      SOLE              SOLE
ANHEUSER-BUSCH INBEV ADR          ADR                03524A108  14,092    164,054  SH  N/A      SOLE              SOLE
ASPEN INSURANCE HOLDINGS LTD      ORDINARY SHARES    G05384105  48,312  1,584,559  SH  N/A      SOLE              SOLE
BECTON DICKINSON AND CO           ORDINARY SHARES    075887109  46,641    593,716  SH  N/A      SOLE              SOLE
BHP BILLITON LTD ADR              ADR                088606108   7,602    110,807  SH  N/A      SOLE              SOLE
BHP BILLITON PLC ADR              ADR                05545E209  46,202    739,716  SH  N/A      SOLE              SOLE
CANON INC ADR                     ADR                138006309  29,532    922,604  SH  N/A      SOLE              SOLE
CHEVRON CORP                      ORDINARY SHARES    166764100  45,931    394,062  SH  N/A      SOLE              SOLE
CISCO SYSTEMS INC                 ORDINARY SHARES    17275R102  22,251  1,165,328  SH  N/A      SOLE              SOLE
CME GROUP INC                     ORDINARY SHARES    12572Q105  17,176    299,800  SH  N/A      SOLE              SOLE
COPART INC                        ORDINARY SHARES    217204106  24,970    900,676  SH  N/A      SOLE              SOLE
COSTCO WHOLESALE CORP             ORDINARY SHARES    22160K105   5,412     54,030  SH  N/A      SOLE              SOLE
DENTSPLY INTERNATIONAL INC        ORDINARY SHARES    249030107  13,630    357,380  SH  N/A      SOLE              SOLE
DONALDSON CO INC                  ORDINARY SHARES    257651109  15,461    445,435  SH  N/A      SOLE              SOLE
DOVER CORPORATION                 ORDINARY SHARES    260003108  15,693    263,785  SH  N/A      SOLE              SOLE
E.I  DU PONT DE NEMOURS           ORDINARY SHARES    263534109  38,207    760,064  SH  N/A      SOLE              SOLE
EMERSON ELECTRIC CO               ORDINARY SHARES    291011104  21,978    455,336  SH  N/A      SOLE              SOLE
ERICSSON (LM) TEL-SP ADR          ADR                294821608  17,105  1,875,646  SH  N/A      SOLE              SOLE
EXXON MOBIL CORP                  ORDINARY SHARES    30231G102  46,156    504,723  SH  N/A      SOLE              SOLE
GAZIT-GLOBE LTD. (US LISTED)      ORDINARY SHARES    M4793C102  21,893  2,008,403  SH  N/A      SOLE              SOLE
GENERAL ELECTRIC CO               ORDINARY SHARES    369604103  24,414  1,075,050  SH  N/A      SOLE              SOLE
GLAXOSMITHKLINE PLC ADR           ADR                37733W105  14,594    315,637  SH  N/A      SOLE              SOLE
GOOGLE INC - CL A                 CL A               38259P508  33,264     44,089  SH  N/A      SOLE              SOLE
GRACO INC                         ORDINARY SHARES    384109104  15,493    308,133  SH  N/A      SOLE              SOLE
HONDA MOTOR CO LTD ADR            ADR                438128308  29,442    952,835  SH  N/A      SOLE              SOLE
HSBC HOLDINGS PLC ADR             ADR                404280406  50,130  1,079,016  SH  N/A      SOLE              SOLE
ILLINOIS TOOL WORKS INC           ORDINARY SHARES    452308109  39,025    656,236  SH  N/A      SOLE              SOLE
INTERNATIONAL BUSINESS MACHINES
 CORP                             ORDINARY SHARES    459200101  53,307    256,972  SH  N/A      SOLE              SOLE



                                                                MV $US             SH/ PUT/              OTHER    VOTING AUTHORITY
NAME OF ISSUER                    CLASS OF SECURITY  CUSIP     (1000's)  QUANTITY  PRN CALL  DISCRETION  MANAGER  SOLE  SHARED  NONE
-------------------------         -----------------  --------- --------  --------  --- ----  ----------  -------  ----  ------  ----
JOHNSON & JOHNSON                 ORDINARY SHARES    478160104  34,083    494,614  SH  N/A      SOLE              SOLE
JPMORGAN CHASE & CO               ORDINARY SHARES    46625H100  36,101    891,837  SH  N/A      SOLE              SOLE
LOWES COS INC                     ORDINARY SHARES    548661107  10,490    346,905  SH  N/A      SOLE              SOLE
MARSH & MCLENNAN COS INC          ORDINARY SHARES    571748102  20,487    603,790  SH  N/A      SOLE              SOLE
MCGRAW-HILL COMPANIES             ORDINARY SHARES    580645109  35,982    659,125  SH  N/A      SOLE              SOLE
MESA LABORATORIES INC             ORDINARY SHARES    59064R109   3,502     72,385  SH  N/A      SOLE              SOLE
MICROSOFT CORP                    ORDINARY SHARES    594918104   6,886    231,390  SH  N/A      SOLE              SOLE
NEWMARKET CORP                    ORDINARY SHARES    651587107   4,387     17,800  SH  N/A      SOLE              SOLE
NIKE INC                          CL B               654106103  25,620    269,956  SH  N/A      SOLE              SOLE
NOVARTIS AG ADR                   ADR                66987V109   6,723    109,764  SH  N/A      SOLE              SOLE
PATTERSON COS INC                 ORDINARY SHARES    703395103  14,621    427,005  SH  N/A      SOLE              SOLE
PAYCHEX INC                       ORDINARY SHARES    704326107  27,808    835,346  SH  N/A      SOLE              SOLE
PEPSICO INC/NC                    ORDINARY SHARES    713448108  28,040    396,220  SH  N/A      SOLE              SOLE
POSCO ADR                         ADR                693483109  23,870    292,746  SH  N/A      SOLE              SOLE
PROCTER & GAMBLE CO               ORDINARY SHARES    742718109  29,739    428,777  SH  N/A      SOLE              SOLE
ROYAL DUTCH SHELL PLC ADR         ADR                780259206  71,545  1,030,783  SH  N/A      SOLE              SOLE
RPM INTERNATIONAL INC.            ORDINARY SHARES    749685103  14,810    518,920  SH  N/A      SOLE              SOLE
SASOL LTD ADR                     ADR                803866300  42,407    951,269  SH  N/A      SOLE              SOLE
SHERWIN-WILLIAMS CO/THE           ORDINARY SHARES    824348106   6,144     41,260  SH  N/A      SOLE              SOLE
SIEMENS AG ADR                    ADR                826197501  47,177    471,074  SH  N/A      SOLE              SOLE
SMITH & NEPHEW PLC ADR            ADR                83175M205  15,541    281,974  SH  N/A      SOLE              SOLE
STATE STREET CORP                 ORDINARY SHARES    857477103  27,303    650,716  SH  N/A      SOLE              SOLE
SYSCO CORP                        ORDINARY SHARES    871829107  17,904    572,560  SH  N/A      SOLE              SOLE
T ROWE PRICE GROUP INC            ORDINARY SHARES    74144T108  20,614    325,676  SH  N/A      SOLE              SOLE
TOTAL SA ADR                      ADR                89151E109  58,319  1,164,079  SH  N/A      SOLE              SOLE
TOWER GROUP INC                   ORDINARY SHARES    891777104   2,134    110,000  SH  N/A      SOLE              SOLE
UFP TECHNOLOGIES INC              ORDINARY SHARES    902673102   3,941    224,044  SH  N/A      SOLE              SOLE
UNILEVER PLC ADR                  ADR                904767704  65,073  1,781,903  SH  N/A      SOLE              SOLE
UNITED TECHNOLOGIES CORPORATION   ORDINARY SHARES    913017109  15,765    201,365  SH  N/A      SOLE              SOLE
VCA ANTECH INC                    ORDINARY SHARES    918194101   8,706    441,485  SH  N/A      SOLE              SOLE
VISA INC                          CL A               92826C839  13,213     98,400  SH  N/A      SOLE              SOLE
VODAFONE GROUP PLC ADR            ADR                92857W209  74,945  2,629,686  SH  N/A      SOLE              SOLE
VULCAN MATERIALS CO               ORDINARY SHARES    929160109   6,430    135,935  SH  N/A      SOLE              SOLE
WALGREEN CO                       ORDINARY SHARES    931422109  19,891    545,877  SH  N/A      SOLE              SOLE
WELLS FARGO & CO                  ORDINARY SHARES    949746101  41,319  1,196,636  SH  N/A      SOLE              SOLE
WESTWOOD HOLDINGS GROUP INC       ORDINARY SHARES    961765104   2,709     69,443  SH  N/A      SOLE              SOLE
WRIGHT EXPRESS CORP               ORDINARY SHARES    98233Q105  29,128    417,790  SH  N/A      SOLE              SOLE

                                                             1,753,193